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AlphaCentric Strategic Income Fund
AlphaCentric Strategic Income Fund

AlphaCentric Strategic Income Fund

Class A: SIIAX Class C: SIICX Class I: SIIIX

(the “Fund”)

DECEMBER 10, 2021

This information supplements certain information contained in the Fund’s Summary Prospectus, dated June 7, 2021.

Beginning January 1, 2022, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, and buy Class A shares without an initial sales charge, you may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within eighteen months of purchase (excluding shares purchased with reinvested dividends and/or distributions). In connection with this new policy, the following changes to the prospectus are effective on January 1, 2022:

The table under the section of the Fund’s Summary Prospectus entitled “FUND SUMMARY – ALPHACENTRIC STRATEGIC INCOME FUND - Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load)	1.00%[1]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[2]	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses[2]	2.12%	2.87%	1.87%
Fee Waiver and/or Expense Reimbursement[2,3]	(0.38)%	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.74%	2.49%	1.49%

[1] The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within eighteen months of purchase.

[2] Estimated for the current fiscal year.

[3] The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding certain expenses including brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.74%, 2.49% and 1.49% of the Fund’s Class A shares, Class C shares, and Class I shares, respectively, through July 31, 2022. This agreement may only be terminated by the Fund's Board of Trustees on 60 days’ written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time such expenses were waived or (ii) the Fund’s current expense limitation at the time of recoupment.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated June 7, 2021, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-223-8637 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCentric Strategic Income Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%		none	none
Maximum Deferred Sales Charge (Load)	1.00%	[1]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none	none
Redemption Fee	none		none	none
[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within eighteen months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCentric Strategic Income Fund		Class A	Class C	Class I
Management Fees		1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	[1]	2.12%	2.87%	1.87%
Fee Waiver and/or Expense Reimbursement	[1],[2]	(0.38%)	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.74%	2.49%	1.49%
[1]	Estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding certain expenses including brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.74%, 2.49% and 1.49% of the Fund's Class A shares, Class C shares, and Class I shares, respectively, through July 31, 2022. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund's expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund's expense limitation at the time such expenses were waived or (ii) the Fund's current expense limitation at the time of recoupment.